Inventory	12 Months Ended
Sep. 30, 2019
Inventory
Inventory

Note 4 — Inventory

Inventory consisted of the following:

	September 30,	September 30,
	2019	2018

Raw materials	$1,415,226	$1,742,005
Packaging materials	31,829	65,966
Finished goods	12,192	172
Total	$1,459,247	$1,808,143

Inventory includes raw materials, packaging materials, work in process and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead. As of September 30, 2019 and 2018, no inventory reserve was deemed necessary.